Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net loss	$ (724,208)	$ (675,518)	$ (65,927)
Adjustments to reconcile net loss to net cash provided by operating activities
Management fees	105,356	153,411	167,100
Performance participation allocation			102,348
Impairment of investments in real estate	150,392	188,804	0
Depreciation and amortization	742,220	811,788	848,943
Amortization of deferred financing costs	22,252	35,111	37,573
Straight-line rent amortization	(10,213)	(13,181)	(12,098)
Deferred income amortization	(22,572)	(19,796)	(13,295)
Unrealized loss (gain) on changes in fair value of financial instruments	153,827	349,941	(505,658)
Foreign currency (gain) loss	41,062	(14,786)	49,536
Loss on extinguishment of debt		93	313
Amortization of restricted stock grants	840	840	894
Net gain on dispositions of investments in real estate	(87,108)	(289,818)
Realized loss on sale of investments in real estate debt	7,563	4,445	13,162
Realized loss on sale of real estate-related equity securities		49,181	22,021
Loss from unconsolidated real estate ventures	13,435	11,624	(12,189)
Distributions of earnings from unconsolidated real estate ventures	21,819	14,132	11,161
Other items	(26,947)	(71,584)	4,136
Change in assets and liabilities
Decrease (increase) in other assets	26,022	8,707	(105,356)
(Increase) decrease in due to affiliates	(1,994)	3,340	715
Increase in other liabilities	17,445	9,833	51,532
Net cash provided by operating activities	429,191	556,567	594,911
Cash flows from investing activities
Acquisitions of real estate			(5,126,079)
Proceeds from dispositions of real estate	443,158	2,179,605
Capital improvements to real estate	(185,536)	(180,182)	(143,326)
Contributions to investments in unconsolidated real estate ventures	(113)	(126)	(470,181)
Origination and purchase of investments in real estate debt			(1,091,605)
Purchase of real estate-related debt and equity securities			(85,653)
Proceeds from paydown of principal and settlement of investments in real estate debt and equity securities	641,299	180,195	372,974
Purchase of derivative instruments	(19,392)	(18,628)
Proceeds from derivative contracts	35,121	70,856	57,176
Net cash provided by (used in) investing activities	914,537	2,231,720	(6,486,694)
Cash flows from financing activities
Proceeds from issuance of common stock, net	100,127	305,275	4,762,264
Offering costs paid	(42,143)	(54,404)	(75,639)
Subscriptions received in advance	1,113	13,225	40,221
Repurchases of common stock	(1,065,841)	(2,611,115)	(1,347,308)
Borrowings from mortgage notes, secured credit facilities and unsecured line of credit	1,257,514	2,371,482	4,017,869
Repayments of mortgage notes, secured credit facilities and unsecured line of credit	(1,053,477)	(2,841,975)	(1,638,583)
Repayments under secured financings on investments in real estate debt, short term, net		(5,469)
Borrowings under secured financings on investments in real estate			644,128
Repayments under secured financings on investments in real estate debt	(243,384)		(128,380)
Payment of deferred financing costs	(17,752)	(1,688)	(64,252)
Contributions from non-controlling interests	26,567	510	14,899
Distributions to non-controlling interests	(2,310)	(13,572)	(2,291)
Distributions	(325,448)	(356,180)	(311,909)
Net cash (used in) provided by financing activities	(1,365,034)	(3,193,911)	5,911,019
Effect of exchange rate changes	3,605	(10,350)	(3,182)
Net change in cash and cash equivalents and restricted cash	(17,701)	(415,974)	16,054
Cash and cash equivalents and restricted cash, beginning of the year	540,635	956,609	940,555
Cash and cash equivalents and restricted cash, end of year	522,934	540,635	956,609
Reconciliation of cash and cash equivalents and restricted cash to the consolidated balance sheets:
Cash and cash equivalents	281,512	294,984	643,516
Restricted cash	241,422	245,651	313,093
Total cash and cash equivalents and restricted cash	522,934	540,635	956,609
Supplemental disclosure of cash flow information:
Cash paid for interest	965,385	913,268	442,971
Non-cash investing and financing activities:
Accrued stockholder servicing fees due to affiliate	(114)	(62,323)	171,464
Assumption of mortgage notes in conjunction with acquisitions of real estate			267,030
Issuance of Operating Partnership units as consideration for acquisitions of real estate			190,459
Issuance of Class I shares for payment of management fee	108,503	157,094	162,190
Exchange of redeemable non-controlling interest for Class I shares	1,144
Redeemable non-controlling interest issued as settlement for performance participation allocation		102,348	204,225
Accrued distributions	40,612	43,044	49,306
Distribution reinvestment	171,078	207,385	221,093
Allocation to redeemable non-controlling interest	37,157	14,840	21,698
Accrued capital expenditures	$ 1,616	$ 6,045	$ 14,802